Note 32 - Interest Income and Expense - Interest Income Break Down By Origin (Details) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Interest Income And Expense
Available-for-sale financial assets(Interest Income)	€ 711,000,000		€ 1,071,000,000
Financial Assets At Fair Value Through Profit And Loss	80,000,000		77,000,000
Interest Income Financial Assets At Fair Value Through Other Comprehensive Income	714,000,000		975,000,000
Financial Assets at Amortized Cost	11,031,000,000		12,911,000,000
Insurance activity Interest Income (Interest Income)	477,000,000		493,000,000
Adjustments of income as a result of hedging transactions (Interest Income)	1,000,000		(38,000,000)
Other Income Interest Income (Interest Income)	214,000,000		143,000,000
Total Interest Income (Income Statement)	€ 13,228,000,000	€ 15,633,000,000	€ 15,633,000,000